Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Oct. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of Concentration on Sales Revenues Generated by Customers Type Comprised	The concentration on sales revenues generated by customers type comprised of the following:
	Years Ended
	October 31, 2023		October 31, 2022		October 31, 2021
Third party sales revenues	1,537,964	26%	4,885,750	82%	1,192,558	13%
Related party sales revenues	2,969,586	50%	596,198	10%	-	-%
Third party franchise revenues	-	-%	229,818	4%	251,359	3%
Related party franchise revenues	1,334,705	23%	53,945	1%	7,841,711	84%
Third party other revenues	56,670	1%	159,589	3%	-	-%
Related party other revenues	32,075	-%	-	-%	-	-%
Total	5,931,000	100%	5,923,302	100%	9,285,628	100%

Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised	The concentration of sales revenues generated by third-party customers comprised of the following:
	Years Ended
	October 31, 2023		October 31, 2022		October 31, 2021
Customer A	749,439	13%	-	-%	-	-%
Customer B	264,723	4%	-	-%	-	-%
Customer E	-	-%	-	-%	408,577	30%
Customer F	-	-%	-	-%	799,865	59%
Customer G	-	-%	-	-%	72,513	5%
Customer H	-	-%	697,056	10%	-	-%
Total	1,014,162	17%	697,056	10%	1,280,955	94%